Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 49,153.9	$ 25,958.2	$ 17,928.4
Recognized in Profit or loss	19,198.5	23,292.3	7,660.7
Recognized in Other Comprehensive Income	734.0	(85.3)	422.7
Effect of Exchange Rate Changes	99.5	(11.3)	(53.6)
Balance, End of Year	69,185.9	49,153.9	25,958.2
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(1,873.9)	(1,729.9)	(344.4)
Recognized in Profit or loss	839.3	(140.6)	(1,385.5)
Recognized in Other Comprehensive Income	6.0	(3.4)
Effect of Exchange Rate Changes	(2.8)
Balance, End of Year	(1,031.4)	(1,873.9)	(1,729.9)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	34,720.7	19,354.4	13,547.2
Recognized in Profit or loss	10,552.2	15,365.7	5,824.0
Effect of Exchange Rate Changes	26.4	0.6	(16.8)
Balance, End of Year	45,299.3	34,720.7	19,354.4
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	5,986.2	3,755.1	2,150.4
Recognized in Profit or loss	6,100.8	2,231.5	1,606.1
Effect of Exchange Rate Changes	2.5	(0.4)	(1.4)
Balance, End of Year	12,089.5	5,986.2	3,755.1
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	0.0
Recognized in Profit or loss	5,782.4
Balance, End of Year	5,782.4	0.0
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	899.0	858.5	469.4
Recognized in Profit or loss	1,402.2	41.0	391.1
Effect of Exchange Rate Changes	4.1	(0.5)	(2.0)
Balance, End of Year	2,305.3	899.0	858.5
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,237.1	1,342.1	1,016.3
Recognized in Profit or loss	(249.1)	(75.9)	(96.3)
Recognized in Other Comprehensive Income	734.0	(29.1)	422.1
Balance, End of Year	1,722.0	1,237.1	1,342.1
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	5,621.7
Recognized in Profit or loss	(4,676.7)	5,621.7
Balance, End of Year	945.0	5,621.7
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	374.0	330.3	323.1
Recognized in Profit or loss	(48.2)	49.2	27.4
Effect of Exchange Rate Changes	35.4	(5.5)	(20.2)
Balance, End of Year	361.2	374.0	330.3
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	315.2	317.8	422.0
Recognized in Profit or loss	334.9	59.1	(91.6)
Recognized in Other Comprehensive Income		(56.2)	0.6
Effect of Exchange Rate Changes	31.1	(5.5)	(13.2)
Balance, End of Year	681.2	315.2	317.8
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(1,167.6)	(863.4)	(10.8)
Recognized in Profit or loss	133.0	(300.8)	(852.6)
Recognized in Other Comprehensive Income	6.0	(3.4)
Effect of Exchange Rate Changes	(2.8)
Balance, End of Year	(1,031.4)	(1,167.6)	(863.4)
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(706.3)	(866.5)	(333.6)
Recognized in Profit or loss	706.3	160.2	(532.9)
Balance, End of Year	$ 0.0	$ (706.3)	$ (866.5)